Lessee disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Schedule of Movement in Right-of-Use Assets	The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 22).

	2025 £m	2024 £m
At 1 January	849	1,025
Exchange and other adjustments	(3)	1
Additions	79	128
Disposals	(11)	(113)
Depreciation charge for the year	(177)	(192)
At 31 December	737	849